SUPPLEMENT DATED MAY 1, 2008
TO

PROSPECTUS DATED MAY 21, 2007
FOR FUTURITY NY AND

PROSPECTUS DATED MAY 1, 2003
FOR FUTURITY ACCOLADE NY

ISSUED BY SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
SUN LIFE (N.Y.) VARIABLE ACCOUNT C

Effective May 1, 2008, the name of AIM Advisors, Inc. is changed to Invesco Aim Advisors, Inc.

In the "Distribution of the Contracts" section, “National Association of Securities Dealers, Inc.” is replaced with “Financial Industry Regulatory Authority” and “NASD” is replaced with “FINRA”.

Please retain this supplement with your prospectus for future reference.

SLNY(Futurity) 5/08